Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Tax Benefits, Excluding Accrued Interest and Penalties [Abstract]
Beginning balance	$ 403	$ 269
Additions for tax positions related to the current year	129	131
Reductions for tax positions related to prior years	19	3
Ending balance	$ 551	$ 403